W. John McGuire

Partner

+1.202.373.6799

john.mcguire@morganlewis.com

VIA EDGAR

December 20, 2019

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	ActiveShares® ETF Trust

(Filing relates to ClearBridge Focus Value ETF (the “Fund”))

(File Nos. 333-34497 and 811-23487)

Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of ActiveShares® ETF Trust (the “Trust”), we are filing Pre-Effective Amendment No. 1 to the registration statement for the Trust, relating to the Fund, on Form N-1A under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The purpose of this filing is to respond to staff comments on the Trust’s initial registration statement and to make other non-material changes to the Prospectus and Statement of Additional Information for the Fund.

Please contact me at (202) 373-6799 with your questions or comments.

Sincerely,

/s/ W. John McGuire
W. John McGuire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001